Share-Based Compensation - Schedule of Stock Option Activity (Detail) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016	Mar. 31, 2017	Dec. 30, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 8.87	$ 8.94
Weighted average exercise price per share, Granted		9.42
Weighted average exercise price per share, Exercised	0	0
Weighted average exercise price per share, Forfeited		8.73
Weighted average exercise price per share, Expired	0	0
Weighted average exercise price per share, Outstanding, Ending Balance	$ 8.87	$ 8.94	$ 8.87	$ 8.87
Weighted average exercise price per share, Exercisable			$ 8.85	$ 8.85
Weighted average remaining contractual term, Outstanding	3 years 2 months 12 days	3 years 6 months
Weighted average remaining contractual term, Exercisable	2 years 10 months 24 days	3 years 1 month 6 days
Aggregate intrinsic value, Outstanding			$ 23,730	$ 5,071
Aggregate intrinsic value, Exercisable			$ 20,312	$ 4,331
Time Vesting
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Stock Options, Outstanding, Beginning Balance	1,948,307	2,184,119
Number of Stock Options, Granted		92,739
Number of Stock Options, Exercised	0	0
Number of Stock Options, Forfeited		(328,551)
Number of Stock Options, Expired	0	0
Number of Stock Options, Outstanding, Ending Balance	1,948,307	1,948,307
Number of Stock Options, Exercisable			1,634,148	1,567,768
Performance Vesting
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Stock Options, Outstanding, Beginning Balance	215,908	436,312
Number of Stock Options, Exercised	0	0
Number of Stock Options, Forfeited		(220,404)
Number of Stock Options, Expired	0	0
Number of Stock Options, Outstanding, Ending Balance	215,908	215,908
Number of Stock Options, Exercisable			215,908	215,908